Goodwill and intangible assets - Key assumptions in VIU calculation (Details) - USD ($) $ in Millions	Dec. 31, 2020	Oct. 01, 2020	Jul. 01, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	$ 20,443			$ 20,163
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	$ 5,881			5,590
Europe | RBWM | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets		$ 3,582	$ 3,496	$ 3,464
Discount rate		9.60%	8.30%	8.30%
Growth rate used to extrapolate cash flow projections		1.90%	3.20%	1.70%
Goodwill | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets		$ 2,059	$ 2,938	$ 2,126